SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
U.S. statutory rate	21.00%		21.00%
Valuation allowance	(17.00%)		(4.00%)
Differential tax rate in Malaysia	3.00%		3.00%
Permanent difference	(12.70%)	[1]	11.30%	[2]
Effective tax rate	(5.70%)		31.30%

[1]	The amount comprised: 6.2% being income derived in AATP HK that were not taxable in the Malaysia tax returns; and 6.7% being expenses incurred in AATP LB, ASL, SEA, WATP, and DSY Wellness that are not deductible in the Malaysia tax return.
[2]	The amount comprised: 10.2% being expenses incurred in AATP US that were not deductible in the Malaysia tax returns; 0.2% being income derived in AATP HK that were not taxable in the Malaysia tax returns; and 1.3% being expenses incurred in AATP LB, ASL, SEA and WATP that are not deductible in the Malaysia tax return.